Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000090895 | 26463
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090895 | 25822
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090895 | 25783
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090895 | 26696
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090895 | 26373
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090895 | 26806
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090895 | 26739
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090895 | 26639
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090895 | 25395
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090895 | 25554
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090895 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090895 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090895 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000090897 | 26463
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090897 | 25822
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090897 | 25783
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090897 | 26696
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090897 | 26373
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090897 | 26806
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090897 | 26739
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090897 | 26639
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090897 | 25395
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090897 | 25554
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090897 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090897 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000090898 | 26463
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090898 | 25822
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090898 | 25783
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090898 | 26696
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000090898 | 26373
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090898 | 26806
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090898 | 26739
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000090898 | 26639
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090898 | 25395
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090898 | 25554
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090898 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000090898 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000114413 | 21377
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114413 | 26528
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114413 | 24702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114413 | 1543
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114413 | 26065
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114413 | 249
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114413 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114413 | 25449
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114413 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114413 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114413 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000114413 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114413 | Government
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000114413 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000114413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117963 | 21377
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117963 | 26528
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117963 | 24702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117963 | 1543
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117963 | 26065
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117963 | 249
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117963 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117963 | 25449
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117963 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117963 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117963 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000117963 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117963 | Government
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000117963 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117963 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117963 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117964 | 21377
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117964 | 26528
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117964 | 24702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117964 | 1543
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117964 | 26065
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117964 | 249
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117964 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117964 | 25449
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117964 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117964 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117964 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000117964 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117964 | Government
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000117964 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024992 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024992 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024992 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024992 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024992 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024992 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024992 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024992 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024992 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024992 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024992 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000024992 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000024992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024992 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000024992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000033045 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033045 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033045 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033045 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033045 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033045 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033045 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033045 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033045 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033045 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000033045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000033045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000033045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000088110 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088110 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088110 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088110 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088110 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088110 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088110 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088110 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088110 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088110 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088110 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000088110 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000088110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000088110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000214759 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214759 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214759 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214759 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214759 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214759 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214759 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214759 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214759 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214759 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214759 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000214759 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000214759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000214759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000214759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000024996 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024996 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024996 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024996 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024996 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024996 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024996 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024996 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024996 | FMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024996 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000024996 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024996 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024996 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024996 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024996 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024996 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000024996 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000024996 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000024996 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000033047 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033047 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033047 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033047 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033047 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033047 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033047 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033047 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033047 | FMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033047 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000033047 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033047 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033047 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033047 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033047 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000033047 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000033047 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000033047 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000088112 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088112 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088112 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088112 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088112 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088112 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088112 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088112 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088112 | FMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088112 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000088112 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088112 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088112 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088112 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088112 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000088112 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000088112 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000088112 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000024994 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024994 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000024994 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024994 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024994 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024994 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024994 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024994 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024994 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024994 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024994 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024994 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024994 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024994 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000024995 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024995 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000024995 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024995 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024995 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024995 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024995 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024995 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024995 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024995 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024995 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024995 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000033046 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033046 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033046 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033046 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033046 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033046 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033046 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033046 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033046 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033046 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033046 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033046 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033046 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000088111 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088111 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088111 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088111 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088111 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088111 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088111 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088111 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088111 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088111 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088111 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088111 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088111 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088111 | Gold
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000195045 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Allegion PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000195045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195046 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Allegion PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195046 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195046 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000195046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259178 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259178 | VanEck Bitcoin ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259178 | Coinbase Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259178 | Core Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259178 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259178 | Galaxy Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259178 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259178 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259178 | CompoSecure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259178 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259178 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259178 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000259178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000259178 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000259178 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000259178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000259178 | Crypto Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	13.10%